SUBSEQUENT EVENTS (Details Narrative)																							1 Months Ended				2 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 07, 2026 USD ($) $ / shares shares	Nov. 04, 2025 $ / shares shares	Sep. 25, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 30, 2024	May 07, 2024	Nov. 29, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 13, 2022 USD ($) shares	Feb. 28, 2026 USD ($) $ / shares shares	Jan. 31, 2026 shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2025 $ / shares	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Mar. 05, 2025 $ / shares	Jan. 05, 2025 $ / shares	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 10, 2024 USD ($)	May 31, 2024 USD ($)	May 24, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)	Apr. 03, 2020 shares	Mar. 20, 2020 $ / shares shares
Debt instrument face amount																													$ 145,650				$ 145,650		$ 70,315	$ 54,850	$ 130,800									$ 57,639	$ 85,000		$ 71,629			$ 71,629
Accrued interest																													14,960				14,960			4,365	8,700
Conversion price, per share | $ / shares																																											$ 9	$ 9
Common Stock, Value, Issued																													13,450				13,450			11,612	8
Gain (Loss) on Extinguishment of Debt																													(14,317)		$ 18,759		(210,178)	$ 30,078		871,032	(54,565)
Debt instrument repayment term															Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Gross proceeds from issuance of common stock																						$ 24,711											3,314,458				23,057
Principal amount																																	30,000			30,000
Debt remaining																													2,343				2,343			0	3,832
Reclassified from premium liabilities to additional paid in capital																																	114,399			10,229
Related Party [Member]
Accrued interest																																				30,483	15,158
Debt instrument interest rate percentage																											12.00%			12.00%
IPO [Member]
Number of shares issued | shares								1,000,000
Gross proceeds from issuance of common stock								$ 4,000,000
Net proceeds from issuance of common stock								$ 3,300,000
Minimum [Member]
Conversion price, per share | $ / shares																																											7	7
Maximum [Member]
Conversion price, per share | $ / shares																																											$ 13	$ 13
Debt instrument interest rate percentage																																																			8.00%
1800 Diagonal Lending LLC [Member]
Debt instrument face amount														$ 67,860																															$ 49,200			$ 49,200		$ 49,200
Accrued interest																													$ 0				$ 0			$ 7,638	$ 1,193								5,683
Purchase amount														$ 58,000
Debt instrument maturity date														Apr. 15, 2026				Dec. 30, 2024
Debt instrument loan default interest rate														15.00%															150.00%				150.00%			150.00%												15.00%		15.00%
Debt instrument interest rate percentage																																																22.00%		22.00%
Debt instrument conversion rate																																	65.00%			65.00%
Debt instrument discount rate																																	35.00%			35.00%
Repayment of principal amount				$ 212,060
Convertible Debt [Member]
Issuance of common stock for cash, shares | shares																																			8,826		7,433
Number of shares issued | shares																													127,667	194,966
Debt instrument face amount																											$ 298,797		$ 76,000	$ 298,797			$ 76,000				$ 531,654
Accrued interest																											$ 37,053		$ 4,441	$ 37,053			$ 4,441		$ 9,371		$ 28,829
Conversion price, per share | $ / shares																											$ 1.75		$ 1.75	$ 1.75			$ 1.75		$ 12		$ 78
Debt remaining																											$ 4,906		$ 937	$ 4,906			$ 937		$ 5,520		$ 3,832
Loans Payable [Member]
Debt instrument face amount																					$ 132,000
Accrued interest																													0				0			$ 5,718	15,536
Debt instrument maturity date																					Nov. 15, 2023
Debt instrument loan bears interest rate																			130.00%
Debt instrument loan default interest rate																					10.00%
Debt instrument interest rate percentage																					10.00%
Repayment of principal amount							$ 434,905
Debt default long term debt amount							35,076
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount				67,860																					$ 67,860																				49,200
Accrued interest				10,179																					10,179																				$ 5,683
Investor [Member]
Debt instrument face amount													$ 82,500		$ 60,000	$ 90,000
Purchase amount													$ 75,000		$ 50,000	$ 75,000
Debt instrument maturity date													Sep. 15, 2025		Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate													10.00%		10.00%	10.00%
Debt instrument repayment term													Repayment of the note may occur as follows: (a) if the Company repaaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.		Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Director [Member]
Debt instrument face amount										$ 78,249																														$ 120,000
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount				65,000								$ 112,350					$ 65,000								65,000				0				0				$ 0
Accrued interest				9,750																					9,750
Purchase amount												$ 107,000					$ 56,000
Debt instrument maturity date												Apr. 30, 2026					Nov. 30, 2025
Debt instrument interest rate percentage																				8.00%
Debt issuance costs												$ 7,000
Debt instrument discount rate												25.00%
Principal amount												$ 1,000								$ 1,000
Debt default long term debt amount																													$ 23,283				$ 23,283
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
Debt instrument interest rate percentage												10.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
Debt instrument interest rate percentage												10.00%
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares										1,000,000
Number of shares issued, price per share | $ / shares										$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Number of shares issued | shares										150,000
Consulting Agreement [Member]
Issuance of common stock for cash, shares | shares																												250
Conversion price, per share | $ / shares																																						$ 1.73
Monthly fee for services			$ 2,500																									$ 7,500
Series C Preferred Stock [Member]
Issuance of common stock for cash, shares | shares		100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		9,900
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 10,000
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																					0.001
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																						0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																						$ 12,000,000,000
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services | shares																								14,805
Subsequent Event [Member] | Related Party [Member]
Accrued interest					$ 3,985																																		$ 6,205
Debt instrument, issuance date description					December 2024 to August 2025	December 2024 to August 2025
Repayments of loan					$ 144,618	$ 225,188
Subsequent Event [Member] | Promissory Notes One [Member]
Accrued interest				31,809							$ 31,809														$ 31,809	$ 31,809
Repayment of principal amount									$ 21,218																	$ 212,060
Debt instrument, issuance date description									December 2024																January 2025 to June 2025	January 2025 to June 2025
Subsequent Event [Member] | IPO [Member]
Number of shares issued | shares								1,000,000
Gross proceeds from issuance of common stock								$ 4,000,000
Net proceeds from issuance of common stock								$ 3,340,000
Subsequent Event [Member] | 1800 Diagonal Lending LLC [Member]
Repayment of principal amount				$ 212,060							$ 212,060
Subsequent Event [Member] | Convertible Debt [Member]
Number of shares issued | shares	394,788																										194,966
Debt instrument face amount	$ 65,280																										$ 257,857			257,857
Accrued interest	$ 60,484																										$ 36,430			$ 36,430
Conversion price, per share | $ / shares	$ 0.51																										$ 1.75			$ 1.75
Common Stock, Value, Issued	$ 200,000
Gain (Loss) on Extinguishment of Debt	$ 74,236
Principal amount																											$ 41,563
Debt remaining																											4,906			$ 4,906
Reclassified from premium liabilities to additional paid in capital																											$ 114,400
Subsequent Event [Member] | Loans Payable [Member]
Repayment of principal amount							352,405
Debt default long term debt amount							$ 34,320
Subsequent Event [Member] | Investor [Member]
Debt instrument face amount													$ 82,500
Purchase amount													$ 75,000
Debt instrument maturity date													Sep. 15, 2025
Debt instrument loan bears interest rate													10.00%
Debt instrument loan default interest rate													18.00%
Debt instrument repayment term													Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Subsequent Event [Member] | Director [Member]
Debt instrument face amount										$ 71,450																														$ 110,000	$ 71,450	$ 110,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount												$ 112,350
Purchase amount												$ 107,000
Debt instrument maturity date												Apr. 30, 2026
Debt instrument interest rate percentage												10.00%
Debt issuance costs												$ 7,000
Debt instrument conversion rate												75.00%
Debt instrument discount rate												25.00%
Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares										1,000,000
Number of shares issued, price per share | $ / shares										$ 4.00
Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Number of shares issued | shares										150,000
Subsequent Event [Member] | Consulting Agreement [Member]
Number of shares issued | shares				500,000
Monthly fee for services									$ 100,000
Payments for Other Fees									$ 300,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Preferred Stock, Shares Issued | shares																							50
Subsequent Event [Member] | Series C Warrants [Member] | Securities Purchase Agreement [Member]
Proceeds from Warrant Exercises																							$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 10,000
Subsequent Event [Member] | Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																							50
Common Stock [Member]
Issuance of common stock for cash, shares | shares								1,000,000														0.24							510,937	1,000,000							315
Stock Issued During Period, Shares, Issued for Services | shares																													4,336			250				2,025,000
Gross proceeds from issuance of common stock								$ 4,000,000
Common Stock [Member] | Underwriting Agreement [Member]
Number of shares issued | shares										1,000,000
Number of shares issued, price per share | $ / shares										$ 4.00
Common Stock [Member] | Subsequent Event [Member]
Issuance of common stock for cash, shares | shares								1,000,000																2,000,000
Gross proceeds from issuance of common stock								$ 4,000,000
Common Stock [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Number of shares issued | shares										1,000,000
Number of shares issued, price per share | $ / shares										$ 4.00
Preferred Stock [Member] | Subsequent Event [Member] | Series C Preferred Stock [Member]
Conversion of Stock, Shares Converted | shares																								50
Warrant [Member]
Number of shares issued, price per share | $ / shares																																				$ 7,140
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares										30,000
Number of shares issued, price per share | $ / shares										$ 4.00
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Minimum [Member]
Warrants exercisable date										Feb. 15, 2026
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Maximum [Member]
Warrants exercisable date										Aug. 15, 2030
Warrant [Member] | Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares										30,000
Number of shares issued, price per share | $ / shares										$ 4.00
Warrant [Member] | Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Minimum [Member]
Warrants exercisable date										Feb. 15, 2026
Warrant [Member] | Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Maximum [Member]
Warrants exercisable date										Aug. 15, 2030